UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 028-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $      601,767
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
BIODELIVERY SCIENCES INTL IN COM               09060J106       32    40,000          OTHER                  40,000      0       -
DYNAVOX INC                  CL A              26817F104       46    12,587          OTHER                  12,587      0       -
ELEPHANT TALK COMM CORP      COM NEW           286202205       48    18,250          OTHER                  18,250      0       -
FINANCIAL INSTNS INC         COM               317585404      462    28,646          OTHER                  28,646      0       -
FIRST NIAGARA FINL GP INC    COM               33582V108    5,710   661,600          OTHER                   2,607      0 658,993
GENERAL ELECTRIC CO          COM               369604103      275    15,375          OTHER                  15,375      0       -
HOME PROPERTIES INC          COM               437306103      316     5,496          OTHER                   5,496      0       -
INTEL CORP                   COM               458140100      247    10,200          OTHER                  10,200      0       -
ISHARES GOLD TRUST           ISHARES           464285105    1,630   107,000          SOLE                  107,000      0       -
ISHARES TR                   BARCLYS TIPS BD   464287176   13,937   119,434          SOLE                  114,444      0   4,990
ISHARES TR                   S&P 500 INDEX     464287200   51,210   406,558          SOLE                  346,733      0  59,825
ISHARES TR                   BARCLY USAGG B    464287226      567     5,145          SOLE                    5,145      0       -
ISHARES TR                   MSCI EMERG MKT    464287234      523    13,796          SOLE                   13,796      0       -
ISHARES TR                   IBOXX INV CPBD    464287242      690     6,065          SOLE                    6,065      0       -
ISHARES TR                   S&P500 GRW        464287309    5,407    80,190          SOLE                   78,890      0   1,300
ISHARES TR                   S&P 500 VALUE     464287408   10,366   179,248          SOLE                  177,123      0   2,125
ISHARES TR                   BARCLYS 7-10 YR   464287440    3,378    32,000          SOLE                   32,000      0       -
ISHARES TR                   BARCLYS 1-3 YR    464287457    1,426    16,875          SOLE                   16,875      0       -
ISHARES TR                   MSCI EAFE INDEX   464287465    8,558   172,786          SOLE                  166,911      0   5,875
ISHARES TR                   S&P MIDCAP 400    464287507   73,141   834,848          SOLE                  810,223      0  24,625
ISHARES TR                   S&P MC 400 GRW    464287606    4,166    42,198          SOLE                   42,198      0       -
ISHARES TR                   RUSSELL1000GRW    464287614    1,188    20,555          SOLE                   20,555      0       -
ISHARES TR                   S&P MIDCP VALU    464287705    3,984    52,441          SOLE                   52,441      0       -
ISHARES TR                   S&P SMLCAP 600    464287804   61,355   898,314          SOLE                  875,464      0  22,850
ISHARES TR                   S&P SMLCP VALU    464287879    3,707    53,138          SOLE                   52,713      0     425
ISHARES TR                   S&P SMLCP GROW    464287887    4,489    60,278          SOLE                   59,828      0     450
ISHARES TR                   AGENCY BD FD      464288166    1,858    16,450          SOLE                   16,450      0       -
ISHARES TR                   S&P AMTFREE MUNI  464288323    1,370    12,660          SOLE                   12,660      0       -
ISHARES TR                   BARCLYS MBS BD    464288588    3,497    32,355          SOLE                   32,355      0       -
ISHARES TR                   BARCLYS INTER CR  464288638      391     3,650          SOLE                    3,650      0       -
ISHARES TR                   BARCLYS 1-3 YR CR 464288646    1,886    18,102          SOLE                   18,102      0       -
ISHARES TR                   BARCLYS 3-7 YR    464288661    1,612    13,210          SOLE                   13,210      0       -
ISHARES TR                   MSCI ESG SEL SOC  464288802      594    10,800          SOLE                   10,800      0       -
ISHARES TR                   RSSL MCRCP IDX    464288869    4,686   104,960          SOLE                  100,860      0   4,100
ISHARES TR                   MSCI VAL IDX      464288877    1,626    38,081          SOLE                   37,181      0     900
JOHNSON & JOHNSON            COM               478160104      396     6,037          OTHER                   6,037      0       -
JPMORGAN CHASE & CO          COM               46625h100      497    14,949          OTHER                  14,949      0       -
KIMBERLY CLARK CORP          COM               494368103      278     3,785          OTHER                   3,785      0       -
M & T BK CORP                COM               55261F104      214     2,805          OTHER                   2,805      0       -
MICROSOFT CORP               COM               594918104      202     7,775          OTHER                   7,775      0       -
PAYCHEX INC                  COM               704326107    3,015   100,126          OTHER                 100,126      0       -
PEPSICO INC                  COM               713448108      225     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX    72201R205      816    15,300          SOLE                   15,300      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT      73935S105    5,947   221,585          SOLE                  221,585      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT    73935Y102    2,504   105,400          SOLE                  105,400      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT    73936Q769    2,425   101,830          SOLE                  101,830      0       -
RYDEX ETF TRUST              S&P500 PUR VAL    78355W304      868    31,200          SOLE                   27,050      0   4,150
SCHLUMBERGER LTD             COM               806857108      328     4,806          OTHER                   4,806      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF     808524805    2,011    85,828          SOLE                   85,828      0       -
SCHWAB STRATEGIC TR          US TIPS ETF       808524870      242     4,358          SOLE                    4,358      0       -
SPDR DOW JONES INDL AVRG ETF UT SER 1          78467X109   25,045   205,539          SOLE                  197,089      0   8,450
SPDR GOLD TRUST              GOLD SHS          78463V107    1,438     9,460          SOLE                    9,460      0       -
SPDR INDEX SHS FDS           GLB NAT RESRCE    78463X541      975    19,900          SOLE                   19,900      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF    78463X756    1,762    46,705          SOLE                   44,705      0   2,000
SPDR INDEX SHS FDS           DJ INTL RL ETF    78463X863   14,395   452,234          SOLE                  439,334      0  12,900
SPDR INDEX SHS FDS           S&P INTL SMLCP    78463X871    2,452    97,403          SOLE                   93,878      0   3,525
SPDR S&P 500 ETF TR          TR UNIT           78462F103  137,328 1,094,250          SOLE                1,075,750      0  18,500
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP    78467Y107      533     3,345          SOLE                    3,345      0       -
SPDR SERIES TRUST            CAP MORTG ETF     78464A383      477    17,415          SOLE                   17,415      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF    78464A417      213     5,550          SOLE                    5,550      0       -

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
SPDR SERIES TRUST            DJ REIT ETF       78464A607   40,185   623,986          SOLE                  601,961      0  22,025
SPDR SERIES TRUST            BRCLYS 1-3MT ETF  78464A680    4,308    94,000          SOLE                   94,000      0       -
SPDR SERIES TRUST            S&P BK ETF        78464A797    8,157   411,357          SOLE                  409,582      0   1,775
VANGUARD BD INDEX FD INC     SHORT TRM BOND    921937827    1,262    15,614          SOLE                   15,614      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT    921937835   25,973   310,907          SOLE                  295,957      0  14,950
VANGUARD INDEX FDS           REIT ETF          922908553    6,128   105,661          SOLE                  105,661      0       -
VANGUARD INDEX FDS           MID CAP ETF       922908629    1,482    20,595          SOLE                   18,945      0   1,650
VANGUARD INDEX FDS           LARGE CAP ETF     922908637    4,856    84,755          SOLE                   74,155      0  10,600
VANGUARD INDEX FDS           SMALL CP ETF      922908751      707    10,150          SOLE                    7,550      0   2,600
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US     922042775      294     7,405          SOLE                    7,405      0       -
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF  922042858    3,581    93,718          SOLE                   50,018      0  43,700
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF     921943858   25,715   839,535          SOLE                  839,535      0       -
WINDSTREAM CORP              COM               97381W104      150    12,750          OTHER                  12,750      0       -


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